UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 11/30/12

Item 1.  Reports to Stockholders.

North Star Opportunity Fund

Class I Shares (Symbol: NSOIX) Class A Shares (Symbol: NSOPX)

Annual Report
November 30, 2012

www.northstaropportunityfund.com
Investor Information: 1-855-580-0900

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of North Star Opportunity Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

January 4, 2013

Dear Shareholders,

The investment objective of the North Star Opportunity Fund is long-term capital appreciation by investing in the common stocks and fixed income securities of publicly traded securities. The Fund's investment strategy consists, to a significant degree, of seeking companies with a high free cash flow and attractive enterprise value relative to Free Cash Flow; event driven special opportunities and short term trading opportunities. Depending on market conditions, the Fund's range of investments may include smaller, underfollowed companies to the largest multinational organizations. We believe the result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility.

The adage that “the markets climb the wall of worry” proved true in 2012. As the media barraged the public with gloomy headlines about the Euro crisis and the fiscal cliff, equities rewarded investors with handsome returns. Our primary focus during 2012 was on companies with generous dividend payouts. Interest and dividends contributed to performance, as did some of the small and micro-cap names. During the period, a number of telecommunication stocks negatively impacted performance.

As of 11/30/2012, 33% of the portfolio is invested in large cap stocks, 9% in mid cap stocks, and 38% is invested in small and micro-cap stocks. We have a 15% position in a portfolio of corporate bonds with the remaining balance in short term investments. For the year ended November 30, 2012, Class I shares total return was 14.03%. Class I shares paid out $0.246 a share in dividends. The share price advanced from $10.00 a share to $11.11 a share.

Our outlook is for the market to grind higher, driven by single digit corporate profit growth and continued very low interest rates. We are particularly encouraged by the recent housing and auto industry data that signal an improving economy. We believe that domestic equities represent the best relative value compared bonds, cash, or international equities. We have faith that the stock prices will be determined by the earnings potential of the underlying companies, rather than by the news from the crisis de jour.

We thank you for your investment in the North Star Opportunity Fund.

0020-NLD-1/4/2013

THECIVICOPERABUILDING•20NORTHWACKERDRIVE•SUITE1416•CHICAGO,ILLINOIS60606

312.580.0900PHONE•312.580.0901FAX

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2012

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures for the period ending November 30, 2012, compared to its benchmark:

					Inception* –	Inception** –
	Six Months	One Year	Three Year	Five Year	November 30, 2012	November 30, 2012
North Star Opportunity Fund – Class A	10.22%	N/A	N/A	N/A	11.10%	N/A
North Star Opportunity Fund – Class A with load	3.83%	N/A	N/A	N/A	4.71%	N/A
North Star Opportunity Fund – Class I ***	11.57%	14.03%	8.62%	1.76%	N/A	2.40%
S&P 500 Total Return Index	9.32%	16.13%	11.25%	1.34%	19.01%	2.17%

*	Inception date is December 15, 2011.
**	Inception date is December 31, 2006.
***	The Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-855-580-0900.

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2012

Top Holdings by Industry	% of Net Assets
Telecommunications	14.34%
Retail	11.38%
Oil & Gas	6.96%
Commercial Services	6.91%
Media	5.73%
Household Products/Wares	5.17%
Food	4.98%
REITS	3.95%
Pharmaceuticals	3.94%
Internet	3.21%
Other Industries	27.95%
Cash & Cash Equivalents	2.79%
Other Assets Net of Liabilities	2.69%
100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS
November 30, 2012
Shares		Value

	COMMON STOCK - 79.84%
	APPAREL - 1.23%
14,000	Deckers Outdoor Corp. *	$536,060

	BEVERAGES - 3.00%
24,000	Green Mountain Coffee Roasters, Inc. *	880,080
6,100	PepsiCo, Inc.	428,281
		1,308,361
	COMMERCIAL SERVICES - 4.85%
71,000	Mac-Gray Corp.	846,320
26,000	Paychex, Inc.	846,040
45,000	RR Donnelley & Sons Co.	423,000
		2,115,360
	DISTRIBUTION/WHOLESALE - 1.50%
58,308	Houston Wire & Cable Co.	654,216

	DIVERSIFIED FINANCIAL SERVICES - 2.54%
135,000	Janus Capital Group, Inc.	1,107,000

	ELECTRIC - 1.96%
20,000	American Electric Power Co., Inc.	853,000

	ENTERTAINMENT - 2.10%
66,000	International Game Technology	915,420

	FOOD - 4.00%
24,500	Campbell Soup Co.	900,375
22,000	Unilever PLC	843,700
		1,744,075
	HOUSEHOLD PRODUCTS/WARES - 4.22%
93,000	Acme United Corp.	1,024,860
9,500	Kimberly-Clark Corp.	814,340
		1,839,200
	INTERNET - 1.97%
150,000	United Online, Inc.	858,000

	MEDIA - 5.73%
50,000	Gannett Co., Inc.	895,000
24,000	Meredith Corp.	748,320
105,700	World Wrestling Entertainment, Inc. - Cl. A	852,999
		2,496,319
	MINING - 1.97%
22,000	Freeport-McMoRan Copper & Gold, Inc.	858,220

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2012
Shares		Value

	MISCELLANEOUS MANUFACTURER - 2.33%
48,000	General Electric Co.	$1,014,240

	OFFICE/BUSINESS EQUIPMENT - 1.39%
54,000	Pitney Bowes, Inc.	604,260

	OIL & GAS - 5.96%
15,000	ConocoPhillips	854,100
12,900	Royal Dutch Shell PLC	863,913
17,500	Total SA	877,800
		2,595,813
	PHARMACEUTICALS - 3.94%
13,000	Abbott Laboratories	845,000
12,500	Johnson & Johnson	871,625
		1,716,625
	REITS - 3.95%
37,000	Government Properties Income Trust	852,850
82,800	Monmouth Real Estate Investment Corp.	869,400
		1,722,250
	RETAIL - 8.39%
191,900	Denny's Corp. *	911,525
40,000	Destination Maternity Corp.	888,800
80,000	PetMed Express, Inc.	923,200
200,000	Wendy's Co.	932,000
		3,655,525
	SOFTWARE - 3.00%
29,000	Electronic Arts, Inc. *	429,490
33,000	Microsoft Corp.	878,460
		1,307,950
	TELECOMMUNICATIONS - 13.30%
25,000	AT&T, Inc.	853,250
57,000	Consolidated Communications Holdings, Inc.	857,280
32,000	Singapore Telecommunications Ltd.	868,800
75,000	Telular Corp.	751,500
50,100	USA Mobility, Inc.	579,156
34,000	Vodafone Group PLC	877,030
88,012	Warwick Valley Telephone Co.	1,006,857
		5,793,873
	TOYS/GAMES/HOBBIES - 2.51%
120,000	LeapFrog Enterprises, Inc. - Cl. A *	1,093,200

	TOTAL COMMON STOCK ( Cost - $32,391,710)	34,788,967

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2012
Par Value		Value

	CORPORATE BONDS - 14.68%
	BANKS - 1.17%
$500,000	Citigroup, Inc., 5.95%, due 12/29/2049 **	$508,750

	COMMERCIAL SERVICES - 2.06%
450,000	Deluxe Corp., 5.125%, due 10/1/2014	466,875
400,000	RR Donnelley & Sons Co., 8.60%, due 8/15/2016	428,500
		895,375
	DIVERSIFIED FINANCIAL SERVICES - 2.17%
425,000	Ford Motor Credit Co. LLC, 8.70%, due 10/1/2014	475,541
400,000	Jefferies Group, Inc., 8.50%, due 7/15/2019	470,436
		945,977
	FOOD - 0.98%
400,000	Ingles Markets, Inc., 8.875%, due 5/15/2017	428,500

	HOUSEHOLD PRODUCTS/WARES - 0.95%
400,000	American Greetings Corp., 7.375%, due 12/1/2021	413,500

	INTERNET - 1.24%
500,000	Netflix, Inc., 8.50%, due 11/15/2017	540,000

	LEISURE TIME - 1.08%
460,000	Royal Caribbean Cruises Ltd., 7.00%, due 6/15/2013	472,650

	OIL & GAS - 1.00%
425,000	Plains Exploration & Production Co., 6.75%, due 2/1/2022	435,094

	RETAIL - 2.99%
400,000	Gap, Inc., 5.95%, due 4/12/2021	450,500
425,000	JC Penny Corp., Inc., 6.875%, due 10/15/2015	406,406
710,000	RadioShack Corp, 6.75%, due 5/15/2019	445,525
		1,302,431
	TELECOMMUNICATIONS - 1.04%
425,000	ITC Deltacom, Inc., 10.50%, due 4/1/2016	454,750

	TOTAL CORPORATE BONDS ( Cost - $6,373,798)	6,397,027

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2012
Shares		Value

	SHORT-TERM INVESTMENTS - 2.79%
	MONEY MARKET FUND - 2.79%
1,213,393	HighMark 100% US Treasury Money Market Fund, 0.00% ***	$1,213,393
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,213,393)	1,213,393

	TOTAL INVESTMENTS - 97.31% ( Cost - $39,978,901) (a)	$42,399,387
	OTHER ASSETS IN EXCESS of LIABILITIES - 2.69%	1,172,134
	NET ASSETS - 100.00%	$43,571,521

*	Non-income producing security.
**	Variable rate security - interest rate subject to periodic change.
***	Money Market Fund; interest rate reflects seven-day effective yield on November 30, 2012.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $ 39,433,884 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:	$3,713,885
Unrealized depreciation:	(748,382)
Net unrealized appreciation:	$2,965,503

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2012

Assets:
Investments in Securities at Value (Identified cost $39,978,901)	$42,399,387
Dividends and Interest Receivable	236,414
Receivable for Securities Sold	1,644,300
Receivable for Fund Shares Sold	50,000
Prepaid Expenses and Other Assets	13,774
Total Assets	44,343,875

Liabilities:
Payable for Securities Purchased	703,057
Payable for Fund Shares Redeemed	3,000
Investment Advisory Fees Payable	33,456
Fees Payable to Other Affiliates	11,048
Accrued Expenses and Other Liabilities	21,793
Total Liabilities	772,354

Net Assets	$43,571,521

Composition of Net Assets:
At November 30, 2012, Net Assets consisted of:
Paid-in-Capital	$40,420,234
Undistributed Net Investment Income	37,480
Accumulated Net Realized Gain from Security Transactions	693,321
Net Unrealized Appreciation of Investments	2,420,486
Net Assets	$43,571,521

Net Asset Value Per Share:
Class I Shares:
Net Assets	$43,571,510
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	3,922,991
Net Asset Value (Net Assets/Shares Outstanding), Offering Price
and Redemption Price Per Share*	$11.11
Class A Shares:
Net Assets	$11
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	1
Net Asset Value (Net Assets/Shares Outstanding) and
Redemption Price Per Share*	$11.11

Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$11.79
* The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2012 (a)

Investment Income
Dividends (net of $16,888 foreign taxes withheld)	$1,185,056
Interest	261,046
Total Investment Income	1,446,102

Expenses
Investment Advisory Fees	335,188
Administrative Service Fees	52,880
Transfer Agent Fees	51,830
Legal Fees	48,588
Accounting Service Fees	34,697
Printing Expense	17,605
Registration Fees	15,085
Audit Fee	15,085
Chief Compliance Officer Fees	13,576
Trustees' Fees and Expenses	5,629
Custodian Fees	5,193
Insurance Expense	1,895
Other Expenses	4,012
Total Expenses	601,263

Less: Fees Waived/Reimbursed by the Adviser	(17,192)
Net Expenses	584,071

Net Investment Income	862,031

Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	817,038
Net Change in Unrealized Appreciation of Investments	2,420,486
Net Realized and Unrealized Gain on Investments	3,237,524

Net Increase in Net Assets Resulting From Operations	$4,099,555

(a) The North Star Opportunity Fund commenced operations on December 15, 2011.

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
Ended
November 30, 2012 (a)

Operations
Net Investment Income	$862,031
Net Realized Gain on Investments	817,038
Net Change in Unrealized Appreciation on Investments	2,420,486
Net Increase in Net Assets Resulting From Operations	4,099,555

Distributions to Shareholders From:
Net Investment Income	(862,997)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Issued (3,952,515 shares)	40,645,298
Distributions Reinvested (72,432 shares)	772,303
Cost of Shares Redeemed (101,956 shares)	(1,082,649)
Redemption Fee Proceeds	1
Total Class I Shares	40,334,953

Class A Shares:
Proceeds from Shares Issued (1 share)	10
Total Class A Shares	10

Net Increase in Net Assets From Shares of Beneficial Interest	40,334,963

Total Increase in Net Assets	43,571,521
Net Assets
Beginning of Period	-
End of Period	$43,571,521

* Includes Undistributed Net Investment Income of:	$37,480

(a) The North Star Opportunity Fund commenced operations on December 15, 2011.

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	For the Period Ended November 30, 2012 (a)
	Class I			Class A

Net Asset Value, Beginning of Period		$10.00		$10.00
Increase From Operations:
Net investment income (b)		0.26		0.26
Net gain from securities
(both realized and unrealized) (c)		1.10		1.10
Total from operations		1.36		1.36

Less Distributions From:
Net investment income		(0.25)		(0.25)

Redemption Fees		0.00	(d)	-
Net Asset Value, End of Period		$11.11		$11.11

Total Return (e,f)		13.69%		13.69%

Ratios/Supplemental Data
Net assets, end of period (in 000's)		$43,572		$11	(j)
Ratio to average net assets:
Expenses, Gross (g,h,i)		1.79%		2.04%
Expenses, Net of Reimbursement (g,h)		1.74%		1.99%
Net investment income (g,h)		2.56%		2.29%
Portfolio turnover rate (f)		59%		59%

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.
(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
(d)	Less than $0.01 per share.
(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.
(f)	Not annualized.
(g)	Does not reflect the expenses of the underlying funds in which the Fund invests.
(h)	Annualized.
(i)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(j)	Actual net assets not truncated.

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2012

1. ORGANIZATION

The North Star Opportunity Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation.

The Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund.

The Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process. This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following:

North Star Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2012 for the Fund’s assets measured at fair value:

North Star Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$34,788,967	$-	$-	$34,788,967
Corporate Bonds	-	6,397,027	-	6,397,027
Short-Term Investments	1,213,393	-	-	1,213,393
Total	$36,002,360	$6,397,027	$-	$42,399,387

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State and foreign jurisdictions where the Fund may make significant investments. However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid quarterly. The Fund will declare and pay net realized capital gains, if any, annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

North Star Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

3. ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. North Star Investment Management Corp. serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended November 30, 2012, the Adviser earned advisory fees of $335,188.

The Adviser has contractually agreed, at least until March 31, 2013, to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Fund do not exceed 1.74% and 1.99% of the Fund’s average daily net assets for Class I and Class A shares, respectively.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.74% and 1.99% of average daily net assets attributable to Class I and Class A shares, respectively, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.74% and 1.99% of average daily net assets for Class I and Class A shares, respectively. If Fund Operating Expenses attributable to Class I and Class A shares subsequently exceed 1.74% and 1.99% respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

For the period ended November 30, 2012, the Adviser waived fees in the amount of $17,192, recapturable through November 30, 2015.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its average daily net assets of Class A shares for such distribution and shareholder service activities. For the period ended November 30, 2012, the Class A shares incurred $0 in distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous offering of the Fund’s shares. For the period ended November 30, 2012, the Distributor did not receive any underwriting commissions for sales of the Fund’s Class A shares.

During the period ended November 30, 2012, North Star Investment Services, Inc., a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund. These trades were cleared through National Financial Services, LLC and North Star Investment Services, Inc., received $108,003 in trade commissions.

North Star Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

Trustees - Effective October 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

4. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended November 30, 2012 amounted to $38,838,384 and $19,487,620, respectively.

5. IN-KIND CONTRIBUTIONS

On December 19, 2011, the Fund received an in-kind contribution which consisted of $18,648,148 of securities received at value. As a result of the in-kind contribution, the Fund issued 1,864,815 Class I shares.

6. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the period ended November 30, 2012, the Fund assessed $1 in redemption fees.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended November 30, 2012 were as follows:

Fiscal Year Ended November 30, 2012
Ordinary	Long-Term
Income	Capital Gain	Total
$862,997	$-	$862,997

North Star Opportunity Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2012

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October		Unrealized	Total
Ordinary	Long-Term	Carry	& Late Year	Other Book /	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	Tax Differences	(Depreciation)	Earnings/(Deficits)
$369,920	$341,457	$-	$-	$(525,593)	$2,965,503	$3,151,287

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts.

Other book/tax differences relate to the difference between book and tax cost basis of securities transferred by the Predecessor fund in connection with the Fund’s commencement of operations.

Permanent book and tax differences, primarily attributable to non-deductible expenses, adjustments for tax gain/loss due to the Fund’s conversion from a limited partnership, and adjustments for real estate investment trusts and partnerships, resulted in reclassification for the period ended November 30, 2012 as follows:

Accumulated Net Realized
		Paid in	Undistributed Net	Gain/(Loss) from
		Capital	Investment Income	Security Transactions
		$85,271	$38,446	$(123,717)

8	.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

9. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Northern Lights Fund Trust II and
Shareholders of
North Star Opportunity Fund

We have audited the accompanying consolidated statement of assets and liabilities of North Star Opportunity Fund, a series of Northern Lights Fund Trust II (the “Trust”), including the portfolio of investments, as of November 30, 2012 , and the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 15, 2011 (commencement of operations) through November 30, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of North Star Opportunity Fund as of November 30, 2012 , and the results of its operations, the changes in its net assets and the financial highlights for the period December 15, 2011 through November 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 21, 2013

North Star Opportunity Fund
EXPENSE EXAMPLE (Unaudited)
November 30, 2012

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During the Period*
	(6/1/12)	(11/30/12)	(6/1/12 to 11/30/12)
Actual
Class I	$1,000.00	$1,115.72	$9.18
Class A	$1,000.00	$1,102.18	$10.46
Hypothetical
(5% return before expenses)
Class I	$1,000.00	$1,016.30	$8.77
Class A	$1,000.00	$1,015.05	$10.02

*Expenses Paid During the Period are equal to Fund’s annualized expense ratio of 1.74% for Class I and 1.99% for Class A, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

North Star Opportunity Fund

Additional Information (Unaudited)

November 30, 2012

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on August 11, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the North Star Opportunity Fund (the “Fund”) and North Star Investment Management Corporation (“North Star”).

In advance of the August 11, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, North Star’s Forms ADV, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. Based on their evaluation of the information provided by North Star, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund. The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed Investment Advisory Agreement with the Trust, including North Star’s ADV, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board discussed the quality of its compliance infrastructure and the experience of its fund management personnel. The Board then reviewed the capitalization of North Star based on information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that North Star had the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board considered North Star’s past performance as well as other factors relating to North Star’s track record. The Trustees reviewed the performance of North Star’s composite track record for its proposed strategy as compared with a broad based index, noting that performance was acceptable. The Board concluded that North Star was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by North Star, the Board reviewed and discussed a comparison of each fund’s management fee and overall expense ratio to a peer group of funds constructed by North Star with similar investment objectives and strategies. The Board reviewed the contractual arrangements for the Fund, which stated that North Star had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2013, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.74%, and 1.99%, of the Fund’s average net assets, for Class I and Class A shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on the experience and expertise of the

North Star Opportunity Fund
Additional Information (Unaudited) (Continued)
November 30, 2012

personnel of North Star and the services to be provided to the Fund by North Star, the fees to be charged by North Star were reasonable. The Board concluded that the advisory fees and expense cap for the Fund were fair and reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to North Star with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of North Star provided by North Star. With respect to North Star, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from North Star’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, North Star’s expectations for growth of the Fund. The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from North Star as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

North Star Opportunity Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
November 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
		During the Past Five Years
Thomas T. Sarkany	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010)	25	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Year of Birth: 1946
	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	25	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Anthony H. Lewis
Year of Birth: 1946
	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	25	NONE
Keith Rhoades
Year of Birth: 1948
	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	25	Orizon Investment Counsel (financial services company) Board Member
Randal D. Skalla
Year of Birth: 1962

11/30/12-NLIIVs 3

North Star Opportunity Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
November 30, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
During the Past Five Years

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, President and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; and Assistant Secretary of Gemini Fund Services, LLC (2003-2012). Manager, NorthStar Financial Services Group, LLC (since 2012); Manager, Arbor Point Advisors, LLC (since 2012)

			25	NONE
Brian Nielsen**	Trustee
Year of Birth: 1972	Since May 2011
Kevin E. Wolf	President	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004).	N/A	N/A
80 Arkay Drive Hauppauge, NY 11788	Since January 2013
Year of Birth: 1969
James P. Ash	Secretary

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
80 Arkay Drive Hauppauge, NY 11788	Since May 2011
Year of Birth: 1976

11/30/12-NLIIVs 3

North Star Opportunity Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
November 30, 2012

nterested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1962	Chief Compliance Officer and AML Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011)

			N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-734-0131.

11/30/12-NLIIVs 3

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-580-0900.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $12,500

(b)

Audit-Related Fees

2012 – None

(c)

Tax Fees

2012 – $2,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 – $2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/31/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

        Kevin E. Wolf, President

Date

1/31/13

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

1/31/13